Nature of the Business (Narrative) (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015
Accumulated deficit	$ (97,768,079)				$ (113,130,846)	$ (97,768,079)
Net loss	$ (1,937,000)	$ (1,408,000)	$ (1,385,000)	$ (2,297,000)	(9,820,364)	(7,026,913)
Net cash used in operating activities					$ (6,305,690)	$ (4,127,702)